Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

July 31, 2021

AICAP-QTLY-0921
1.804862.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Australia - 1.0%
Aristocrat Leisure Ltd.	2,854,425	$87,224,132
Bermuda - 1.1%
IHS Markit Ltd.	776,700	90,749,628
Canada - 8.2%
Brookfield Asset Management, Inc. Class A (a)	2,089,144	112,792,885
Canadian National Railway Co.	999,040	108,552,310
Canadian Pacific Railway Ltd.	1,381,400	102,575,261
CGI, Inc. Class A (sub. vtg.) (b)	1,003,900	91,321,426
Constellation Software, Inc.	62,380	99,921,500
Thomson Reuters Corp.	894,100	94,741,920
Waste Connection, Inc. (Canada)	710,130	89,961,563

TOTAL CANADA		699,866,865

Cayman Islands - 4.4%
Sea Ltd. ADR (b)	302,000	83,400,320
Shenzhou International Group Holdings Ltd.	4,091,500	90,803,810
Tencent Holdings Ltd.	3,304,900	199,312,396

TOTAL CAYMAN ISLANDS		373,516,526

Denmark - 2.8%
DSV Panalpina A/S	414,344	100,959,597
Novo Nordisk A/S Series B	1,554,100	143,865,146

TOTAL DENMARK		244,824,743

Finland - 1.1%
Neste Oyj	1,494,500	91,869,120
France - 13.9%
Air Liquide SA	627,770	109,174,596
Compagnie de St. Gobain	1,435,100	102,578,574
Dassault Systemes SA	1,944,000	107,278,377
Edenred SA	1,512,731	87,893,491
Hermes International SCA	68,635	104,948,149
Kering SA	124,060	111,287,062
LVMH Moet Hennessy Louis Vuitton SE	198,301	158,773,138
Pernod Ricard SA	454,224	100,275,002
Safran SA	749,600	98,103,439
Schneider Electric SA	685,400	114,796,627
SR Teleperformance SA	223,900	94,447,849

TOTAL FRANCE		1,189,556,304

Germany - 4.6%
adidas AG	285,100	103,522,982
Infineon Technologies AG	2,691,800	102,864,916
Merck KGaA	474,000	97,078,074
MTU Aero Engines AG	366,732	91,836,065

TOTAL GERMANY		395,302,037

Hong Kong - 3.9%
AIA Group Ltd.	11,269,828	134,852,106
Hong Kong Exchanges and Clearing Ltd.	1,527,400	97,487,553
Techtronic Industries Co. Ltd.	5,546,794	99,142,300

TOTAL HONG KONG		331,481,959

India - 4.3%
HDFC Bank Ltd.	4,663,732	89,836,096
Kotak Mahindra Bank Ltd. (b)	3,789,800	84,356,548
Reliance Industries Ltd.	3,579,724	98,002,008
Tata Consultancy Services Ltd.	2,281,000	97,183,391

TOTAL INDIA		369,378,043

Ireland - 3.3%
Accenture PLC Class A	289,500	91,968,360
Kingspan Group PLC (Ireland)	935,672	101,781,582
Linde PLC	298,400	91,725,176

TOTAL IRELAND		285,475,118

Italy - 1.3%
Enel SpA	11,935,900	109,995,759
Japan - 6.7%
Hoya Corp.	770,800	108,237,309
Keyence Corp.	225,468	124,834,113
OBIC Co. Ltd.	136,530	23,919,663
Recruit Holdings Co. Ltd.	2,096,000	108,637,042
Shin-Etsu Chemical Co. Ltd.	642,800	104,859,496
Tokyo Electron Ltd.	252,600	104,178,672

TOTAL JAPAN		574,666,295

Korea (South) - 0.8%
LG Household & Health Care Ltd.	54,874	69,451,721
Netherlands - 7.9%
Akzo Nobel NV	771,000	95,209,730
ASM International NV (Netherlands)	281,275	99,731,712
ASML Holding NV (Netherlands)	252,500	193,007,139
Ferrari NV	460,400	100,409,586
NXP Semiconductors NV	429,677	88,681,036
Wolters Kluwer NV	909,039	103,607,630

TOTAL NETHERLANDS		680,646,833

Portugal - 1.0%
Energias de Portugal SA	16,709,200	86,757,780
Spain - 2.4%
Amadeus IT Holding SA Class A (b)	1,459,000	95,606,009
Iberdrola SA	8,879,963	106,871,180

TOTAL SPAIN		202,477,189

Sweden - 4.7%
Atlas Copco AB (A Shares)	1,666,800	112,689,652
Evolution AB (c)	557,152	97,056,961
Hexagon AB (B Shares)	6,293,081	104,173,138
Swedish Match Co. AB	10,283,800	92,091,137

TOTAL SWEDEN		406,010,888

Switzerland - 8.3%
Compagnie Financiere Richemont SA Series A	838,050	107,244,609
Lonza Group AG	141,204	109,945,112
Nestle SA (Reg. S)	1,596,740	202,194,673
Partners Group Holding AG	59,430	101,592,267
Sika AG	296,162	104,327,752
TE Connectivity Ltd.	613,357	90,451,757

TOTAL SWITZERLAND		715,756,170

Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,883,000	248,588,768
United Kingdom - 3.7%
Ashtead Group PLC	1,298,800	97,235,182
Diageo PLC	2,462,900	122,126,002
Rentokil Initial PLC	12,615,300	99,389,893

TOTAL UNITED KINGDOM		318,751,077

United States of America - 11.7%
Adobe, Inc. (b)	147,600	91,752,588
Autodesk, Inc. (b)	298,200	95,760,966
Danaher Corp.	322,900	96,059,521
MasterCard, Inc. Class A	228,250	88,090,805
MercadoLibre, Inc. (b)	56,190	88,145,253
Moody's Corp.	235,600	88,585,600
NICE Systems Ltd. sponsored ADR (b)	344,600	96,022,790
NVIDIA Corp.	427,440	83,346,526
Thermo Fisher Scientific, Inc.	169,170	91,353,492
Visa, Inc. Class A	356,240	87,773,974
Zoetis, Inc. Class A	461,600	93,566,320

TOTAL UNITED STATES OF AMERICA		1,000,457,835

TOTAL COMMON STOCKS
(Cost $6,685,759,569)		8,572,804,790

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.06% (d)	60,941,918	60,954,106
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	9,766,408	9,767,384
TOTAL MONEY MARKET FUNDS
(Cost $70,721,490)		70,721,490
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $6,756,481,059)		8,643,526,280
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(69,507,464)
NET ASSETS - 100%		$8,574,018,816

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,056,961 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,012
Fidelity Securities Lending Cash Central Fund	52,197
Total	$98,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$131,009,621	$2,740,918,669	$2,810,974,676	$492	$--	$60,954,106	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	17,712,541	430,401,785	438,346,942	--	--	9,767,384	0.0%
Total	$148,722,162	$3,171,320,454	$3,249,321,618	$492	$--	$70,721,490

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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